     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 1997
                                                       Registration No. 33-45845
                                                       Registration No. 811-6455
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 -----------
                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /
                      Pre-Effective Amendment No.  / /
                      Post-Effective Amendment No. 7 /X/

                                    AND/OR

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /
                      Amendment No. 27 /X/

                                  -----------

                             VA-I SEPARATE ACCOUNT
                                      of
                       FIRST UNUM LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)
                       FIRST UNUM LIFE INSURANCE COMPANY
                              (Name of Depositor)
                             120 White Plains Road
                           Tarrytown, New York 10591
             (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (800) 893-7168

                          ROSEMARY A. MOORE, ESQUIRE
                       First UNUM Life Insurance Company
                             2211 Congress Street
                             Portland, Maine 04122
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     /X/ immediately upon filing pursuant to paragraph (b) of Rule 485
     / / on          , pursuant to paragraph (b) of Rule 485
     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     / / on          , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

In accordance with Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 33-45845). The Registrant filed its Rule 24f-2 Notice on February 26, 1997, for the fiscal year ended
December 31, 1996.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 of the VA-I Separate Account filed May 1, 1996 (File Nos. 33-45845, 811-6455), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Undertakings:

First UNUM Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First UNUM Life Insurance Company.

In addition, the Powers of Attorney of Edward R. Hillman and Robert G. Ostrander are incorporated herein by reference to Amendment No. 26 filed by the VA-I Separate Account of First UNUM Life Insurance Company on July 10, 1997 (File Nos. 33-43763, 811-6455).

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf, in the City of Tarrytown, and State of New York on this 10th day of July, 1997, and the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus.

                        VA-I Separate Account of First
                          UNUM Life Insurance Company
                                 (Registrant)

                       By: /s/ Stephen B. Center
                          ----------------------------
                               Stephen B. Center
                               President


                       First UNUM Life Insurance Company
                             (Depositor)

                       By: /s/ Stephen B. Center
                          ----------------------------
                               Stephen B. Center
                               President

As required by the Securities Act of 1933 this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                        TITLE                             DATE

/s/ Stephen B. Center                                              July 10, 1997
-------------------------
    Stephen B. Center            President
                                 (Principal Executive Officer)


/s/ Nicholas J. Desiderio                                          July 10, 1997
--------------------------
    Nicholas J. Desiderio        Vice President and
                                 Chief Financial Officer
                                 (Principal Financial Officer)


/s/ Scott P. McGregor                                              July 10, 1997
--------------------------
    Scott P. McGregor            2nd Vice President and
                                 Controller
                                 (Principal Accounting Officer)

    *                                                              July 10, 1997
--------------------------
Robert E. Cash                   Director


SIGNATURE                        TITLE                             DATE

    *                                                              July 10, 1997
--------------------------
Stephen B. Center                Director

    *                                                              July 10, 1997
--------------------------
Robert G. Ostrander              Director

    *                                                              July 10, 1997
--------------------------
Peter J. Moynihan                Director

    *                                                              July 10, 1997
--------------------------
Peter P. Mullen                  Director

    *                                                              July 10, 1997
--------------------------
James F. Orr III                 Director

    *                                                              July 10, 1997
--------------------------
Henry M. White, Jr.              Director

    *                                                              July 10, 1997
--------------------------
Edith Weiner                     Director

   *                                                               July 10, 1997
--------------------------
   Edward R. Hillman             Director


/s/ Kevin J. Tierney                                               July 10, 1997
--------------------------
    Kevin J. Tierney             Director


* By: /s/ Kevin J. Tierney                                         July 10, 1997
      --------------------
      Kevin J. Tierney
      Attorney-in-fact